Organization and Nature of Operations - Combined financial information of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Consolidated Balance Sheets
Cash and cash equivalents	¥ 51,383,310		¥ 21,428,902		$ 7,039,485
Time deposits	75,441,355		100,856,034		10,335,423
Restricted cash	3,086,405		2,777,206		422,836
Accounts receivable, net	5,669,027		6,422,417		776,654
Inventories	571,548		695,374		78,302
Prepayments and other current assets, net	6,416,868		6,076,595		879,107
Short-term investments	10,756,143		4,436,057		1,473,586
Total current assets	153,324,656		142,692,585		21,005,393
Property, equipment and software, net	8,520,101		8,075,044		1,167,249
Operating lease right-of-use assets, net	541,071		749,275		74,126
Deferred tax assets	1,113,435		1,560,088		152,540
Restricted cash	5,208		550		713
Long-term investments	20,206,356		21,783,187		2,768,259
Other long-term assets	5,083,258		5,939,106		696,404
Total non-current assets	42,666,894		43,232,393		5,845,339
Total assets	195,991,550		185,924,978		26,850,732
Accounts payable	720,549		881,016		98,715
Salary and welfare payables	4,683,009		4,857,206		641,570
Taxes payable	2,759,185		2,571,534		378,007
Short-term loans	11,805,051		19,240,163		1,617,285
Contract liabilities	15,299,222		13,362,166		2,095,985
Accrued liabilities and other payables	14,229,032		12,670,906		1,949,369
Short-term operating lease liabilities	171,609		259,493		23,510
Total current liabilities	49,667,657		53,842,484		6,804,441
Long-term operating lease liabilities	412,600		555,829		56,526
Other long-term liabilities	816,041		715,284		111,797
Total non-current liabilities	3,829,755		3,998,413		524,674
Total liabilities	53,497,412		57,840,897		$ 7,329,115
Net revenues:
Total net revenues	105,295,236	$ 14,425,388	103,468,159	¥ 96,495,809
Cost of revenues and operating expenses
Net income	30,256,347	4,145,103	29,357,223	19,843,290
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	39,676,813	5,435,701	35,331,275	27,709,233
Cash flows from investing activities:
Net cash used in investing activities	17,916,402	2,454,537	(17,043,431)	(7,369,727)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	(27,335,702)	$ (3,744,976)	(21,467,054)	(10,237,699)
Primary Beneficiary Consolidated VIEs
Consolidated Balance Sheets
Cash and cash equivalents	1,013,200		1,802,256
Time deposits	70,000		420,000
Restricted cash	3,025,450		2,701,083
Accounts receivable, net	3,618,024		4,663,331
Inventories	27,335		36,908
Prepayments and other current assets, net	2,346,183		1,765,209
Short-term investments	413,516		73,904
Amounts due from Group companies	¥ 11,716,452		¥ 9,192,463
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current assets	¥ 22,230,160		¥ 20,655,154
Property, equipment and software, net	9,905		52,212
Operating lease right-of-use assets, net	35,015		53,686
Deferred tax assets	15,191		148,847
Restricted cash	3,201		500
Long-term investments	1,119,963		1,212,804
Other long-term assets	342,065		203,744
Total non-current assets	1,525,340		1,671,793
Total assets	23,755,500		22,326,947
Accounts payable	51,905		265,137
Salary and welfare payables	93,859		114,794
Taxes payable	139,413		142,769
Short-term loans			16,095
Contract liabilities	13,702,547		12,401,426
Accrued liabilities and other payables	4,555,787		3,689,885
Short-term operating lease liabilities	18,398		22,413
Amounts due to Group companies	¥ 2,658,376		¥ 2,822,751
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current liabilities	¥ 21,220,285		¥ 19,475,270
Long-term operating lease liabilities	14,853		30,278
Other long-term liabilities	648,623		554,648
Total non-current liabilities	663,476		584,926
Total liabilities	21,883,761		20,060,196
Net revenues:
Total net revenues	91,810,384		90,789,401	83,367,406
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(91,398,303)		(90,484,679)	(83,321,481)
Net income	177,118		328,357	(81,329)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	997,677		(333,662)	788,498
Cash flows from investing activities:
Net cash used in investing activities	(1,672,760)		(82,645)	(71,832)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	213,458		(37,166)	(157,989)
Primary Beneficiary Consolidated VIEs' third-parties
Net revenues:
Total net revenues	90,872,284		90,054,544	82,549,444
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(18,544,042)		(17,468,565)	(18,358,287)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	74,828,624		72,325,460	67,459,864
Cash flows from investing activities:
Net cash used in investing activities	(234,760)		(82,645)	(71,832)
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	(16,095)		15,673	(52,541)
Primary Beneficiary Consolidated VIEs' intra-Group companies
Net revenues:
Total net revenues	938,100		734,857	817,962
Cash flows from investing activities:
Net cash used in investing activities	1,438,000
Cash flows from financing activities:
Net cash (used in)/provided by financing activities	229,553		(52,839)	(105,448)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Technical consulting and related service
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(72,698,641)		(72,992,568)	(64,777,586)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(73,785,893)		(73,298,667)	(66,970,818)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Other transactions
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(45,054)		639,545	299,452
Primary Beneficiary Consolidated VIEs' Other intra-Group Companies
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (155,620)		¥ (23,546)	¥ (185,608)